11. Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Financing Costs
Deferred financing costs

The Company has capitalized these costs and amortizes them on a monthly basis over the weighted average term of the Notes sold, exclusive of any expected renewals.

	December 31,	December 31,
	2014	2013
Deferred financing costs	$428,990	$393,990
Less: accumulated amortization	(187,246)	(56,431)
Deferred financing costs	$241,744	$337,559